Commitments - Schedule of Rent Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating lease	$ 570
Predecessor Company [Member]
Operating lease	378	$ 378	$ 378
Short-term leases	68	27
Total	$ 446	$ 405	$ 378